Other Receivables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Advances to unrelated third-parties	$ 33,144	$ 28,736
Other deposits	2,400	2,400
Total	$ 35,544	$ 31,136